Deposits and other borrowings (Tables)	6 Months Ended
Mar. 31, 2019
Deposits and other borrowings
Schedule of total deposits and other borrowings

	As at	As at	As at	% Mov't	% Mov't
	31 March	30 Sept	31 March	Mar 19 -	Mar 19 -
$m	2019	2018	2018	Sept 18	Mar 18
Australia
Certificates of deposit	31,123	28,746	30,387	8	2
Non-interest bearing, repayable at call	42,690	41,783	40,967	2	4
Other interest bearing at call	222,733	233,052	227,021	(4)	(2)
Other interest bearing term	168,313	171,832	161,864	(2)	4
Total Australia	464,859	475,413	460,239	(2)	1
New Zealand
Certificates of deposit	858	1,116	521	(23)	65
Non-interest bearing, repayable at call	6,110	5,406	5,510	13	11
Other interest bearing at call	23,488	21,368	22,685	10	4
Other interest bearing term	31,918	29,897	29,661	7	8
Total New Zealand	62,374	57,787	58,377	8	7
Other overseas
Certificates of deposit	11,383	11,672	14,765	(2)	(23)
Non-interest bearing, repayable at call	800	830	748	(4)	7
Other interest bearing at call	1,323	1,638	1,309	(19)	1
Other interest bearing term	14,268	11,945	12,298	19	16
Total other overseas	27,774	26,085	29,120	6	(5)
Total deposits and other borrowings	555,007	559,285	547,736	(1)	1
Deposits and other borrowings at fair value	43,119	41,178	45,337	5	(5)
Deposits and other borrowings at amortised cost	511,888	518,107	502,399	(1)	2
Total deposits and other borrowings	555,007	559,285	547,736	(1)	1